Schedule of Finite and Indefinite-lived Intangible Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014	Dec. 28, 2013
Goodwill [Line Items]
Accumulated amortization	$ (48,004)	$ (43,685)	$ (26,291)
Intangible Assets, Net (Excluding Goodwill)	171,976	178,911	169,399
Intangible Assets, Gross (Excluding Goodwill)	219,980	222,596	195,690
Trade names
Goodwill [Line Items]
Tradenames (indefinite-lived)	34,912	34,912	34,912
Technology
Goodwill [Line Items]
Total gross finite-lived intangible assets	63,726	63,726	63,705
Accumulated amortization	(16,230)	(14,902)	(9,359)
Intangible Assets, Net (Excluding Goodwill)	47,496	48,824	54,346
Customer relationships
Goodwill [Line Items]
Total gross finite-lived intangible assets	73,511	76,242	60,078
Accumulated amortization	(13,844)	(12,735)	(8,404)
Intangible Assets, Net (Excluding Goodwill)	59,667	63,507	51,674
Loan acquisition costs
Goodwill [Line Items]
Total gross finite-lived intangible assets	40,612	40,612	30,067
Accumulated amortization	(16,101)	(14,447)	(7,817)
Intangible Assets, Net (Excluding Goodwill)	24,511	26,165	22,250
Patents
Goodwill [Line Items]
Total gross finite-lived intangible assets	7,219	7,104	6,928
Accumulated amortization	(1,829)	(1,601)	(711)
Intangible Assets, Net (Excluding Goodwill)	$ 5,390	$ 5,503	$ 6,217